Intangible Assets (Narrative) (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		11 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2011	Nov. 16, 2012	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Indicators of impairment of goodwill				$ 0
Capitalized software development costs	0				0
Amortization expense	9,574,000			160,424,000
Amortization expense	10,058,000			164,230,000	1,751,000
Amortization expense		113,300,000	123,400,000
Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs						0
Amortization expense						325,000
Smartrove Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Cash consideration on purchase of intellectual property				650,000
Cash held in escrow				130,000
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense				141,000
2.0 Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Unamortized capitalized software development costs				3,672,000
CMS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated fair value of intangible asset							300,000
Impairment loss of intangible asset		1,400,000
Estimated remaining useful life of intangible asset		1 year
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		40,320,000	12,815,000
Customer Contracts [Member] | Wildfire Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		2,100,000
Space Monkey Technology [Member] | Space Monkey Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		7,100,000
Non-Compete Agreements [Member] | Wildfire Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		800,000
Non-Compete Agreements [Member] | Space Monkey Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		1,200,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets		$ 6,500,000